Legal Claims - Summary of Disputes Classified As Possible Chance of Loss (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Disputes Classified As Possible Chance Of Loss [Abstract]
Tax	R$ 22,095	R$ 20,452
Labor	780	1,967
Total	R$ 22,875	R$ 22,419